EQUITY (Schedule of Assumptions Used to Estimate Fair Value) (Details) - Employee [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest			0.90%
Dividend yield	0.00%	0.00%	0.00%
Volatility			46.00%
Expected term (in years)	4 years 9 months 18 days	4 years 9 months 18 days	5 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest	1.24%	1.43%
Volatility	33.00%	34.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest	1.61%	1.73%
Volatility	34.00%	36.00%